UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
       	December 31, 2002

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 14, 2002


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total:	$334,739


List of Other Included Managers:

No. 13F File Number		Name






 WALTER F. HARRISON, III











 WALTER F. HARRISON, III










            FORM 13F










   AS OF DECEMBER 31, 2002





                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III



(SEC USE ONLY)
Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:
Item 7:
Item 8:
Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion
Managers
Voting Authority (Shares)


Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AG SERVICES OF AMERICA
    Common
001250109
1,750,320
243,100
X


Walter Harrison
X


ADVANTA CORP CL B
Class -B
007942204
238,037
25,350
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP
    Common
008252108
220,163
4,377
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
20,555,174
329,674
X


Walter Harrison
X


ALTERA CORP
    Common
021441100
402,575
32,650
X


Walter Harrison
X


AMERICAN EXPRESS CO
Common
025816109
252,753
7,150
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
1,158,707
403,309
X


Walter Harrison
X


AOL TIME WARNER INC.
Common
00184A105
955,645
72,950
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
    Common
037023108
4,009,674
367,860
X


Walter Harrison
X


ANTHRACITE CAPITAL INC 10% CONV PFD
Preferred CL-B
037023207
222,240
11,112
X


Walter Harrison
X


APPLIED MICRO CIRCUITS CORP
Common
03822W109
455,715
123,500
X


Walter Harrison
X


AUTONATION, INC.
Common
05329W102
427,040
34,000
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
11,411,501
476,273
X


Walter Harrison
X


BEA SYSTEMS
Common
073325102
349,262
30,450
X


Walter Harrison
X


BRITESMILE  INC
    Common
110415106
197,670
599,000
X


Walter Harrison
X


CABLEVISION SYSTEMS CORP
Common
12686C109
679,644
40,600
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
13,085,481
552,130
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
7,419,476
284,500
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
695,500
42,800
X


Walter Harrison
X


CARNIVAL CORP
Common
143658102
581,335
23,300
X


Walter Harrison
X


CENDANT CORP
Common
151313103
845,212
80,650
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
419,875
12,500
X


Walter Harrison
X


CITIGROUP INCORPORATED
Common
172967101
552,483
15,700
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
3,869,740
366,800
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
12,301,773
480,538
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
9,765,603
723,378
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
2,651,250
175,000
X


Walter Harrison
X


COOKER RESTAURANTS (NEW)
    Common
216284208
8
832
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
5,750,000
312,500
X


Walter Harrison
X


DVI INC
    Common
233343102
4,872,015
645,300
X


Walter Harrison
X


DIGENE CORP
Common
253752109
116,319
10,150
X


Walter Harrison
X


DISNEY WALT CO
Common
254687106
537,415
32,950
X


Walter Harrison
X


ECHOSTAR COMMUNICATIONS CORP CL. A
Class-A
278762109
563,178
25,300
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
G3223R108
14,348,415
259,465
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
13,877,268
215,720
X


Walter Harrison
X


FAIRFAX FINANCIAL
    Common
030390110
20
2,000
X


Walter Harrison
X


FIRST REPUBLIC BANK
    Common
336158100
7,039,479
352,150
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
13,717,355
411,315
X


Walter Harrison
X


GENERAL MOTORS
    Common
370442832
567,175
53,007
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
1,632,255
882,300
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
3,295,904
324,400
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
    Common
436233100
1,060,406
1,060,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102
546,455
22,750
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
9,673,253
291,100
X


Walter Harrison
X


JABIL CIRCUIT
Common
466313103
263,424
14,700
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
    Common
51206P109
1,558,961
288,750
X


Walter Harrison
X


LIBERTY MEDIA
    Common
530718105
2,884,303
322,629
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
2,864,254
148,100
X


Walter Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100
253,584
34,690
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
5,138,123
863,550
X


Walter Harrison
X


MAIN ST & MAIN INC (NEW)
Common
560345308
58,300
27,500
X


Walter Harrison
X


MAYORS JEWELERS INC
    Common
578462103
194,934
649,780
X


Walter Harrison
X


METTLER TOLEDO INTL
    Common
592688105
5,899,040
184,000
X


Walter Harrison
X


MICROSOFT INC
    Common
594918104
116,635
2,256
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
    Common
649445103
6,464,066
223,825
X


Walter Harrison
X


NEXTWAVE TELECOM INC
Class B
65332M103
71,300
31,000
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
14,399,254
426,771
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
675746101
1,822,086
650,745
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
4,484,375
143,500
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
3,258,150
387,875
X


Walter Harrison
X


PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
198,752
496,880
X


Walter Harrison
X


PFIZER
Common
717081103
764,250
25,000
X


Walter Harrison
X


PHARMACIA CORPORATION
Common
71713U102
606,100
14,500
X


Walter Harrison
X


PHILIP MORRIS CO INC (HLDG CO)
    Common
718154107
11,291,050
278,585
X


Walter Harrison
X


PULTE HOMES INC
    Common
745867101
14,603,366
305,063
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107
364,809
13,924
X


Walter Harrison
X


PRICE COMMUNICATIONS
Common
741437305
692,883
50,100
X


Walter Harrison
X


PROGRESS SOFTWARE
Common
743312100
650,090
50,200
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
990,374
152,600
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
14,788,301
398,070
X


Walter Harrison
X


RATIONAL SOFTWARE CORP
Common
75409P202
1,118,722
107,673
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
607,817
365,055
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
11,618,211
419,430
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
22,188,700
871,170
X


Walter Harrison
X


RFS HOTEL INVESTORS INC
    Common
74955J108
6,997,098
644,300
X


Walter Harrison
X


SAP AKTIENGESELLSCHAFT (SPON ADR)
Spon-ADR
803054204
390,000
20,000
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
1,921,063
548,875
X


Walter Harrison
X


SONUS NETWORKS INC
Common
835916107
42,000
42,000
X


Walter Harrison
X


SORRENTO NETWORKS CORPORATION
Common
83586Q100
1,033
249
X


Walter Harrison
X


STANDARD & POORS DEP RCPTS SPDR
0
78462F103
308,805
3,500
X


Walter Harrison
X


SYMBOL TECHNOLOGIES
Common
871508107
368,256
44,800
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
7,656,363
198,300
X


Walter Harrison
X


TRAVELERS PROPERTY CASUALTY CO
Common
89420G109
11,061
755
X


Walter Harrison
X


TRAVELERS PROPERTY CASUALTY CORP CL B
Common - Class B
89420G406
22,751
1,553
X


Walter Harrison
X


US BANCORP
Common
902973304
5,415,259
255,196
X


Walter Harrison
X


WADDELL & REED FIN, INC
    Common
930059100
316,687
16,100
X


Walter Harrison
X


WASHINGTON MUTUAL, INC
    Common
939322103
7,860,202
227,634
X


Walter Harrison
X


WEB METHODS INC
Common
94768C108
17,262
2,100
X


Walter Harrison
X


WMS INDS INC
    Common
929297109
3,112,844
207,800
X


Walter Harrison
X


WYETH
Common
983024100
5,929,770
158,550
X


Walter Harrison
X


WYNN RESORTS LTD
Common
983134107
875,748
66,800
X


Walter Harrison
X


XM SATELLITE RADIO HLDGS INC
Class-A
983759101
208,206
77,400
X


Walter Harrison
X
















Total
344,739,390












            FORM 13F











   AS OF SEPTEMBER 30, 2002



















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